Significant accounting policies - Narrative (Details)	12 Months Ended
Dec. 31, 2023 CAD ($) category
Concentration Risk [Line Items]
Number of categories | category	3
Daily and monthly payment terms (in days)	The Company’s invoicing frequency and payment terms are in accordance with negotiated customer contracts. Customer invoicing can range between daily and monthly and payment terms generally range between net 15 and net 60 days
Accounts receivable – holdback percentage	10.00%
Goodwill impairment	$ 0
Impairment of long-lived assets	$ 0